Other (Income) Expense (Tables)	6 Months Ended
Jun. 30, 2020
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Summary of Other (Income) Expense

		Three Months Ended June 30		Six Months Ended June 30

(in thousands)	Note	2020	2019	2020	2019

Interest income		$(37)	$(274)	$(155)	$(500)
Dividends received	16	-	(23)	-	(39)
Share of losses of associate	14	-	-	41	62
Impairment loss - investment in associate	14	-	1,649	362	1,649
Foreign exchange loss (gain)		261	146	(1,221)	819
Net (gain) loss arising on financial assets mandatorily measured at FVTPL ¹
(Gain) loss on fair value adjustment of share purchase warrants held	16	(333)	7	(262)	7
(Gain) loss on fair value adjustment of convertible notes receivable	15	(3,267)	1,934	(2,477)	1,063
Other		10	(349)	(251)	(237)

Total other (income) expense	$(3,366)	$3,090	$(3,963)	$2,824
1)	FVTPL refers to Fair Value Through Profit or Loss.